Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PPM Funds
Prospectus Date	rr_ProspectusDate	Mar. 26, 2018
PPM Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PPM Floating Rate Income Fund
Institutional Shares PKFIX

Before you invest, you may want to review the PPM Floating Rate Income Fund (the “Fund”) Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) online at https://www.ppmamerica.com/ppmfunds. You can also get this information at no cost by calling 1-844-446-4PPM (1-844-446-4776), or by sending an email request to ppmfunds@ppmamerica.com. The current Prospectus and SAI, both dated March 26 , 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income.
Expense [Heading]	rr_ExpenseHeading	Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s performance. As the Fund has no operating history, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year .
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“ Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in floating rate loans, floating rate notes, other floating rate debt securities, structured products (including, commercial mortgage- backed securities, asset-backed securities, and collateralized loan obligations which are debt securities typically issued by special purpose vehicles and secured by loans), money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.

The Fund invests primarily in US dollar denominated senior floating rate loans of domestic and foreign borrowers ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk and speculative characteristics, and are commonly known as "junk bonds."

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans ("Junior Loans"), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds, and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets.

The Fund may invest up to 20% of its net assets in cash and non-floating rate debt securities, including lower-rated debt securities ("high yield"), commonly known as "junk bonds," and equity securities. Below investment grade securities typically offer a higher yield, but generally carry more risks than higher rated securities with similar maturities. As a result, an investment in below investment grade securities is considered speculative.

The Fund is a "non-diversified" fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks of investing in the Fund include:

Corporate, sovereign entity, and bank loan risk – Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as “loans” or “bank loans.” Borrowers generally pay interest on corporate loans at “floating” rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”), the prime rates of US banks or another relevant index. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and the Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, the Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, the Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Counterparty risk – the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments, such as repurchase and reverse repurchase agreements, entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests. Subject to certain limitations for US federal income tax purposes, the Fund is not subject to any limit with respect to the number or the value of transactions it can enter into with a single counterparty. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

Credit risk – Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Debt securities ratings risk – The use of credit ratings in evaluating debt securities can involve certain risks, including the risk that the credit rating may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings may be influenced by conflicts of interest or based on historical data that no longer apply or are no longer accurate.

Foreign securities risk – Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the US or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging countries.

High yield bonds, lower-rated bonds and unrated securities risk – High yield bonds, lower-rated bonds, and certain unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by a nationally recognized statistical rating organization (“NRSRO”). Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.  As a result, an investment in junk bonds is considered speculative. High yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high yield bond at the price at which it is currently valued.

Income risk – The Fund is subject to the risk that the income generated from the Fund’s investments may decline in the event of falling interest rates. Income risk may be high if the Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. The Fund’s distributions to shareholders may decline when interest rates fall.

Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities.

Investment in money market funds risk – Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds.

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage risk – Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause the Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to increase the Fund’s potential gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause the Fund’s portfolio to be more volatile. If the Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Management risk – The investment techniques PPM employs could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in fewer securities and a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.

Prepayment risk – During periods of falling interest rates, a debt security with a high interest rate may be prepaid before its expected maturity date. Floating rate loans are frequently prepaid with the expected maturity being shorter than the stated term. The Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Second lien loans risk – Second lien or junior loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower.

Senior loans risk – The senior loans in which the Fund invests are usually rated below investment grade. The amount of public information with respect to loans may be less extensive than that available for registered or exchange listed securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. A secured senior loan may not be adequately collateralized. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

Settlement risk – Settlement risk is the risk that a settlement in a transfer system does not take place as expected. Loan transactions often settle on a delayed basis (often seven days or longer) compared with securities and the Fund may not receive proceeds from the sale of a loan for a substantial period after the sale, potentially impacting the ability of the Fund to make additional investments or meet redemption obligations. In order to meet short-term liquidity needs, the Fund may draw on its cash or other short-term positions, maintain short-term or other liquid assets sufficient to meet reasonably anticipated redemptions, or maintain a credit facility.

Temporary defensive positions and large cash positions risk – In anticipation of, or in response to, adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, and/or Fund mergers or rebalances, the Fund may temporarily hold all or a significant portion of its assets in cash, cash equivalents, affiliated and unaffiliated money market funds, or high quality debt instruments. Taking a defensive or large cash position may reduce the potential for appreciation of the portfolio and may affect performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk – The Fund is non-diversified, as defined by the 1940 Act, and as such may invest in fewer securities and a greater percentage of its assets in a particular issuer. Therefore, a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not yet commenced operations, no performance history has been provided.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet commenced operations, no performance history has been provided.
PPM Floating Rate Income Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	$ 72
3 years	rr_ExpenseExampleYear03	$ 258

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year .
[2]	" Acquired Fund Fees and Expenses" are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]	PPM America, Inc., the Fund's investment adviser ("PPM" or the "Adviser"), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70 % of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser's request, the Board of Trustees approves the termination.